Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (3,267)	$ 1,095	$ (4,793)	$ 2,539
Realized (loss) gain on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(3,267)	1,095	(4,793)	2,539
Unrealized gain (loss) on derivative instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	1,342	$ (10,099)	(13,595)	$ (15,837)
Other comprehensive loss | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	4,393		13,251
Interest and debt income (expense), net | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 590		$ 528